Annual Total Returns[BarChart] - PROFUND VP TELECOMMUNICATIONS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.87%	16.52%	12.07%	0.57%	1.52%	21.65%	(2.12%)	(15.10%)	14.77%	3.15%